Schedule 1 - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 483,003	$ 69,069	¥ 986,323	¥ 396,905
Short-term investments	530,668	75,885	1,612,619
Prepaid expense and other assets	251,084	35,905	182,641
Amount due from its subsidiaries and the consolidated VIEs	209	30	257
Total current assets	3,980,794	569,247	4,638,070
Non-current assets
Long-term investments and amount due from its subsidiaries and the consolidated VIEs (non-current)	2,284,102	326,622	1,114,160
Total non-current assets	3,120,032	446,158	1,815,595
Total assets	7,100,826	1,015,405	6,453,665
Current liabilities
Accrued expenses and other current liabilities	1,140,448	163,082	704,035
Amount due to related parties	9,324	1,333	10,616
Total current liabilities	1,892,460	270,618	1,484,941
Total liabilities	1,948,898	278,688	1,580,097
Shareholders' Equity:
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,282,256,521 Class A ordinary shares issued, 2,822,868,761 and 2,806,929,941 Class A ordinary shares outstanding as of December 31, 2024 and 2025, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025)	143	21	139
Treasury stock	(16)	(2)	(15)
Additional paid-in capital	6,733,696	962,906	6,832,214
Accumulated other comprehensive income	43,622	6,238	159,550
Accumulated deficit	(1,625,517)	(232,446)	(2,194,453)
Total shareholders' equity	5,151,928	736,717	4,797,435	¥ 4,585,694	¥ 4,766,128
Total liabilities, mezzanine equity and shareholders' equity	7,100,826	1,015,405	6,453,665
Waterdrop Inc.
Current assets
Cash and cash equivalents	88,969	12,723	589,440
Short-term investments	14,636	2,093	566,434
Prepaid expense and other assets	21,590	3,087	22,875
Total current assets	361,161	51,646	1,342,682
Non-current assets
Total non-current assets	5,155,445	737,219	3,603,026
Total assets	5,516,606	788,865	4,945,708
Current liabilities
Accrued expenses and other current liabilities	1,099	157	1,563
Total current liabilities	364,678	52,148	148,273
Total liabilities	364,678	52,148	148,273
Shareholders' Equity:
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,282,256,521 Class A ordinary shares issued, 2,822,868,761 and 2,806,929,941 Class A ordinary shares outstanding as of December 31, 2024 and 2025, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025)	143	21	139
Treasury stock	(16)	(2)	(15)
Additional paid-in capital	6,733,696	962,906	6,832,214
Accumulated other comprehensive income	43,622	6,238	159,550
Accumulated deficit	(1,625,517)	(232,446)	(2,194,453)
Total shareholders' equity	5,151,928	736,717	4,797,435
Total liabilities, mezzanine equity and shareholders' equity	5,516,606	788,865	4,945,708
Waterdrop Inc. | Subsidiaries and the consolidated VIEs
Current assets
Amount due from its subsidiaries and the consolidated VIEs	235,966	33,743	163,933
Non-current assets
Long-term investments and amount due from its subsidiaries and the consolidated VIEs (non-current)	5,155,445	737,219	3,603,026
Current liabilities
Amount due to related parties	¥ 363,579	$ 51,991	¥ 146,710